UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	August 3, 2007


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	33

Form 13F Information Table Value Total:	529,537



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
AMBASSADORS GROUP, INC.		COM   023177108	    21449    603685 SH         SOLE          SOLE
BED BATH & BEYOND, INC.		COM   075896100	    17983    499675 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     52986       484 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207     10480      2907 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     25507   1091446 SH         SOLE          SOLE
BROWN & BROWN, INC.		COM   115236101	    30242   1202940 SH         SOLE          SOLE
CDW CORPORATION			COM   12512N105     24137    284065 SH         SOLE          SOLE
CABELA'S INC.			COM   126804301	     3098    140000 SH         SOLE          SOLE
CANADIAN NATURAL RESOURCES	COM   136385101	     8294    125000 SH         SOLE          SOLE
CARMAX, INC.		        COM   143130102     44664   1751540 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      5621    107463 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     36765   1314910 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     34039    581667 SH         SOLE          SOLE
DELL, INC.	                COM   24702R101     21422    750350 SH         SOLE          SOLE
EXACT SCIENCES		        COM   30063P105      1034    357800 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       417     10900 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     23798    888661 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       472      8950 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     29897    382027 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     38302     79044 SH         SOLE          SOLE
NETFLIX, INC.	                COM   64110L106      2715    140000 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104      2392    101966 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       699     12500 SH         SOLE          SOLE
RADIO ONE, INC. - CL D          COM   75040P405       353     50000 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       444      6300 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105     11619    185550 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      3999    126069 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       355      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     27476    601365 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102      1070     25000 SH         SOLE          SOLE
STRAYER EDUCATION, INC.		COM   863236105	    23420    177815 SH	       SOLE	     SOLE
TEMPUR-PEDIC INTERNATIONAL      COM   88023U101      7278    281000 SH         SOLE          SOLE
UNITEDHEALTH GROUP, INC.	COM   91324P102	    17110    334570 SH	       SOLE	     SOLE
                                                   529537